Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Payments for Employment Agreements	Future payments for employment agreements as of June 30, 2024, are as follows:
Amount
Twelve months ending June 30:
2025	$1,135,957
2026	254,167
2027	183,333
Total minimum payment required	$1,573,457

Schedule of Expenditure Commitments	The Company’s contracted expenditures commitments as of June 30, 2024 but not provided in the interim condensed consolidated financial statements are as follows:
		Payments Due by Period
			Less than	1-3	4-5
Contractual Obligations	Nature	Total	1 year	years	years
Service fee commitments	(a)	$250,946	$215,716	$35,230	$-
Operating lease commitments	(b)	2,690,062	1,671,619	946,402	72,041
		$2,941,008	$1,887,335	$981,632	$72,041
(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2025.
(b)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.